Mine Site Care and Maintenance (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of exploration and evaluation assets [Abstract]
Schedule of mine site care and maintenance expenses [Text Block]
The Corporation recorded mine site care and maintenance expenses for the years ended December 31, 2017 and 2016 as follows:

	2017	2016

Mine site care and maintenance
Depreciation	$1,366	$1,602
Office, operating and non-operating overheads	357	274
Other expenses	-	78

	$1,723	$1,954